RELATED PARTIES - Key management remuneration (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Executive Directors
Disclosure of transactions between related parties [line items]
Base salary	$ 2,476
Pension scheme benefits	579
Other benefits	228
Annual cash bonus	2,574
Transition awards	1,637
Total	$ 7,494	$ 6,262	$ 9,899
Awards granted during the year (in shares) | shares	0
Transition awards, cash percentage	0.3333
Transition awards, equity percentage	0.6667
Executive Management
Disclosure of transactions between related parties [line items]
Base salary	$ 3,553
Pension scheme benefits	725
Other benefits	833
Annual cash bonus	3,161
Transition awards	2,044
Total	$ 10,316	8,317	12,029
Awards granted during the year (in shares) | shares	0
Transition awards, cash percentage	0.3333
Transition awards, equity percentage	0.6667
Non-executive Directors
Disclosure of transactions between related parties [line items]
Total	$ 1,901	$ 2,120	$ 2,268
Director fees	1,265
Committee fees	472
Travel allowance	$ 164